Loans payable and other liabilities, Maturity Analysis of Lease Liabilities (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Maturity Analysis of Lease Liabilities [Abstract]
Gross lease liabilities	$ 705,674	$ 343,332
Discounting	(62,624)	(50,390)
Lease Liabilities	643,050	292,942	$ 336,513
1 Year [member]
Maturity Analysis of Lease Liabilities [Abstract]
Gross lease liabilities	265,964	36,179
1-2 Year [member]
Maturity Analysis of Lease Liabilities [Abstract]
Gross lease liabilities	212,354	38,570
3-5 Year [member]
Maturity Analysis of Lease Liabilities [Abstract]
Gross lease liabilities	91,660	132,887
>5 Year [member]
Maturity Analysis of Lease Liabilities [Abstract]
Gross lease liabilities	$ 135,696	$ 135,696